UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON VARIABLE LIFESTYLE SERIES

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

FORM N-Q

SEPTEMBER 30, 2012

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

Schedules of Investments (unaudited)	September 30, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares	895,032	$10,847,791
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	786,432	12,685,153
Legg Mason Strategic Real Return Fund, Class IS Shares	530,715	7,504,308
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	1,034,387	12,557,459
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	82,678	11,598,037	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	795,534	12,831,968
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	219,159	5,476,779	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	368,138	7,878,152	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	1,318,654	11,432,726
The Royce Fund - Royce Value Fund, Institutional Class Shares	667,628	7,811,245
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares	411,598	4,799,227
Western Asset High Yield Fund, Class IS Shares	375,286	3,313,776
Western Asset Total Return Unconstrained Fund, Class IS Shares	403,521	4,273,286

TOTAL INVESTMENTS - 99.9% (Cost - $93,454,281#)		113,009,907
Other Assets in Excess of Liabilities - 0.1%		77,853

TOTAL NET ASSETS - 100.0%		$113,087,760

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

Schedules of Investments (unaudited)	September 30, 2012

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			274,076	$3,321,803
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			341,864	5,514,267
Legg Mason Strategic Real Return Fund, Class IS Shares			260,794	3,687,621
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			449,153	5,452,717
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			35,608	4,995,099	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			346,025	5,581,383
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			97,703	2,441,609	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			125,307	2,681,573	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			457,098	3,963,036
The Royce Fund - Royce Value Fund, Institutional Class Shares			231,423	2,707,648
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			544,928	6,353,861
Western Asset High Yield Fund, Class IS Shares			242,806	2,143,974
Western Asset Total Return Unconstrained Fund, Class IS Shares			487,221	5,159,670

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $43,011,618)				54,004,261

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $221,963,000 joint tri-party repurchase agreement dated 9/28/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $83,001; (Fully collateralized by various U.S. government agency obligations, 0.180% to 3.000% due 12/19/12 to 8/20/27; Market value - $84,661) (Cost - $83,000)	0.200%	10/1/12	$83,000	83,000

TOTAL INVESTMENTS - 100.1% (Cost - $43,094,618#)				54,087,261
Liabilities in Excess of Other Assets - (0.1)%				(32,820)

TOTAL NET ASSETS - 100.0%				$54,054,441

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

Schedules of Investments (unaudited)	September 30, 2012

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			405,050	$4,909,201
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			524,022	8,452,474
Legg Mason Strategic Real Return Fund, Class IS Shares			579,162	8,189,354
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			703,405	8,539,339
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			52,009	7,295,810	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			530,228	8,552,573
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			168,778	4,217,764	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			226,839	4,854,358	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			579,201	5,021,673
The Royce Fund - Royce Value Fund, Institutional Class Shares			411,236	4,811,457
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			2,674,484	31,184,486
Western Asset High Yield Fund, Class IS Shares			816,959	7,213,747
Western Asset Total Return Unconstrained Fund, Class IS Shares			1,401,691	14,843,912

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $97,772,339)				118,086,148

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Interest in $650,000,000 joint tri-party repurchase agreement dated 9/28/12 with RBS Securities Inc.; Proceeds at maturity - $468,009; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 10/1/12 to 1/10/25; Market value - $477,362) (Cost - $468,000)	0.230%	10/1/12	$468,000	468,000

TOTAL INVESTMENTS - 100.3% (Cost - $98,240,339#)				118,554,148
Liabilities in Excess of Other Assets - (0.3)%				(362,448)

TOTAL NET ASSETS - 100.0%				$118,191,700

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Lifestyle Allocation 85%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$113,009,907	—	—	$113,009,907

†	See Schedules of Investments for additional detailed categorizations.

Lifestyle Allocation 70%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$54,004,261	—	—	$54,004,261
Short-term investments†	—	$83,000	—	83,000

Total investments	$54,004,261	$83,000	—	$54,087,261

†	See Schedules of Investments for additional detailed categorizations.

Lifestyle Allocation 50%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$118,086,148	—	—	$118,086,148
Short-term investments†	—	$468,000	—	468,000

Total investments	$118,086,148	$468,000	—	$118,554,148

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolios may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolios acquire a debt security subject to an obligation of the seller to repurchase, and of the Portfolios to resell, the security at an agreed-upon price and time, thereby determining the yield

Notes to Schedules of Investments (unaudited) (continued)

during the Portfolios’ holding period. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian, acting on the Portfolios’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolios generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolios seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such underlying fund at a time that is unfavorable to the Portfolios. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Legg Mason Variable Lifestyle Allocation 85%	$20,088,263	$(532,637)	$19,555,626
Legg Mason Variable Lifestyle Allocation 70%	10,992,643	—	10,992,643
Legg Mason Variable Lifestyle Allocation 50%	20,313,809	—	20,313,809

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2012, the Portfolios did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 26, 2012

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: November 26, 2012